Auditor's Remuneration Paid to Ernst & Young LLP - Summary of Auditor's Remuneration Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration [abstract]
Audit of the Financial Statements	$ 3.3	$ 3.0	$ 2.4
Audit of subsidiaries	2.9	2.2	2.2
Audit-related assurance services	0.2	0.2	0.2
Other assurance services	1.3	1.0	1.2
Tax compliance	0.0	0.1	0.4
Tax advisory	0.0		0.1
Other non-audit services not covered by the above	0.1	0.2	0.1
Total expense related to remuneration	$ 7.8	$ 6.7	$ 6.6